Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation actually paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return(4)	Net Loss(5)
2023	$49,629,463	$58,001,015	$1,068,251	$358,210	$(99.98)	$(938,255,952)
2022	$11,524,440	$33,399,489	$903,409	$(3,852)	$(97.20)	$(780,049,246)

PEO Total Compensation Amount	$ 49,629,463	$ 11,524,440
PEO Actually Paid Compensation Amount	$ 58,001,015	33,399,489
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of PEO SCT Total and Compensation Actually Paid	2023	2022
Total Compensation as reported in SCT	49,629,463	11,524,440
Less grant date fair value of equity awards as reported in the SCT	$(48,879,463)	$(10,053,286)
Plus the year-end fair value of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the year	$36,201,590	$30,288,345
Plus change in fair value from end of prior year to end of current year for awards granted in prior years that are outstanding and unvested as of the end of the year	$2,585,685	$-
Plus, for awards that are granted and vest in same applicable year, the fair value as of the vesting date	$4,461,121	$11,890,001
Plus change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$14,002,619	$(10,250,010)
Less, for awards granted in any prior fiscal year that fail to meet the vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$-	$-
Compensation Actually Paid	$58,001,015	$33,399,489

Non-PEO NEO Average Total Compensation Amount	$ 1,068,251	903,409
Non-PEO NEO Average Compensation Actually Paid Amount	$ 358,210	(3,852)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Named Executive Officer Average SCT Total and Average Compensation Actually Paid	2023	2022
Total Compensation as reported in SCT	$1,068,251	$903,409
Less grant date fair value of equity awards as reported in the SCT	(698,751)	(600,500)
Plus the year-end fair value of equity awards that are outstanding and unvested as of the end of the year	400	43,573
Plus change in fair value from end of prior year to end of current year for awards granted in prior years that are outstanding and unvested as of the end of the year	-	-
Plus, for awards that are granted and vest in same applicable year, the fair value as of the vesting date	38,100	955,001
Plus change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(49,790)	(1,305,335)
Less, for awards granted in any prior fiscal year that fail to meet the vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	-	-
Compensation Actually Paid	$358,210	$(3,852)

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

Because we are an early-stage developing enterprise, our company has not historically focused on net income (loss) as a performance measure for our executive compensation program. A positive relationship between compensation to officers and net income is expected to be achieved only when (and if) the Company achieves operational profitability.

Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid and Cumulative TSR

We believe that market price of the Company currently does not represent fairly the fundamental indicators of the Company’s financial position and perspectives of development (due to share price manipulation by short-sellers, as the Company alleged in relevant lawsuits filed during and subsequent to the year ended September 30, 2023). Therefore, the changes in compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) did not correspond to changes in cumulative TSR in the years presented, although the Company seeks to maximize equity awards that align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

Total Shareholder Return Amount	$ (99.98)	(97.20)
Net Income (Loss) Attributable to Parent	(938,255,952)	(780,049,246)
PEO [Member] | Less grant date fair value of equity awards as reported in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,879,463)	(10,053,286)
PEO [Member] | Plus the year-end fair value of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,201,590	30,288,345
PEO [Member] | Plus change in fair value from end of prior year to end of current year for awards granted in prior years that are outstanding and unvested as of the end of the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,585,685
PEO [Member] | Plus, for awards that are granted and vest in same applicable year, the fair value as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,461,121	11,890,001
PEO [Member] | Plus change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,002,619	(10,250,010)
PEO [Member] | Less, for awards granted in any prior fiscal year that fail to meet the vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less grant date fair value of equity awards as reported in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(698,751)	(600,500)
Non-PEO NEO [Member] | Plus change in fair value from end of prior year to end of current year for awards granted in prior years that are outstanding and unvested as of the end of the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus, for awards that are granted and vest in same applicable year, the fair value as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,100	955,001
Non-PEO NEO [Member] | Less, for awards granted in any prior fiscal year that fail to meet the vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus the year-end fair value of equity awards that are outstanding and unvested as of the end of the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	400	43,573
Non-PEO NEO [Member] | Plus change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (49,790)	$ (1,305,335)